Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of presentation of financial statements

Basis of presentation of financial statements

The consolidated financial statements as of December 31, 2023 and 2022, and for each of the three years in the period ended December 31, 2023, are in compliance with International Financial Reporting Standards (“IFRS”), and interpretations issued by the IFRS Interpretations Committee applicable to companies reporting under IFRS. The consolidated financial statements comply with IFRS as issued by the International Accounting Standards Board (“IASB”). In connection with the presentation of these consolidated financial statements, the following should be noted:

The significant accounting policies described below have been applied consistently to all the years presented, unless otherwise stated.

The consolidated financial statements have been prepared under the historical cost convention, as modified by the revaluation of financial liabilities (including derivatives) at fair value through profit or loss, which are presented at fair value.

The preparation of consolidated financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires the Company’s management to exercise its judgment in the process of applying the Company’s accounting policies. Actual results may differ materially from estimates and assumptions used by management. The Company’s critical accounting estimates and policies are impairment of goodwill and revenue recognition of advertising revenue (gross versus net basis). For further details see below.

Consolidated financial statements

Consolidated financial statements

Subsidiaries are all entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases. Intercompany balances and transactions, including income and expenses on transactions between the Company’s subsidiaries, are eliminated. The accounting policies applied by the subsidiaries are consistent with the accounting policies adopted by the Company.

Translation of foreign currency balances and transactions

Translation of foreign currency balances and transactions

Functional and presentation currency

Items included in the financial statements of each of the Company’s subsidiaries are measured using the currency of the primary economic environment in which the subsidiary operates (the “Functional Currency”) The consolidated financial statements of the Company are presented in U.S. dollars, which is the Company’s and the Company’s subsidiaries Functional Currency.

Transactions and balances

Transactions made in a currency which is different from the functional currency are translated into the Functional Currency using the exchange rates prevailing at the dates of the transactions or valuations where the items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at the end-of-year exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in profit or loss as finance income (expense).

Trade receivables

Trade receivables

The trade receivables balance represents the unconditional right to consideration because only the passage of time is required before the payment is due from Company customers for services rendered in the ordinary course of business. If collection is expected within one year or less, trade receivables are classified as current assets. If not, trade receivables are presented as non-current assets. Trade receivables are initially recognized based on their transaction price, and subsequently measured at amortized cost using the effective interest method, less a provision for expected credit losses.

The Company measures the loss allowance for expected credit losses on trade receivables that are within the scope of IFRS 15, “Revenue from Contracts with Customers” (“IFRS 15”) and on financial assets for which the credit risk has increased significantly since initial recognition based on lifetime expected credit losses. Otherwise, the Company measures the loss allowance at an amount equal to 12-month expected credit losses at the current reporting date.

Intangible assets

Intangible assets

Research and development

Through December 31, 2023 and 2022, the Company has not met the criteria for capitalizing development expenses as intangible assets, and accordingly, no asset has so far been recognized in the consolidated financial statements in respect of capitalized development expenses. Consequently, the research and development expenses of the Company are fully recognized as incurred.

Technologies

Technologies which were acquired either separately or as part of a business combination are initially measured at fair value at the acquisition date and amortized over a period of 2-4 years using the straight-line method, with such amortization classified as cost of revenues.

Customer relations

Customer relations which were acquired as part of a business combination are initially measured at fair value at the acquisition date and amortized over a period 5 years using the straight-line method, with such amortization classified as selling and marketing expenses.

Goodwill

Goodwill

Goodwill arising from a business combination represents the excess of the overall amount of the consideration transferred, the amount of any non-controlling interests in the acquired company over the net amount as of acquisition date of the identifiable assets acquired and the liabilities assumed. Impairment reviews of the cash-generating-unit (“CGU”) to which goodwill was allocated are undertaken annually and whenever there is any indication of impairment of a CGU.

Goodwill is tested annually for impairment in the fourth quarter of each year, or more frequently if events or changes in circumstances indicate that it may be impaired. For the 2023, 2022 and 2021 reporting periods, the recoverable amount of the Company’s CGUs was determined based on value-in-use calculations which require the use of assumptions. For further details, see Note 6.

Impairment of non-monetary assets other than goodwill

Impairment of non-monetary assets other than goodwill

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value, less selling costs and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels of identifiable cash flows. Non-monetary assets, other than goodwill, that were impaired are reviewed annually for possible reversal of the impairment recognized at each statement of financial position date. Impairment loss of technologies is recorded under cost of revenue, and of customer relations under selling and marketing expenses. For further details, see Note 6.

Financial liabilities at amortized cost

Financial liabilities at amortized cost

Financial liabilities at amortized cost are initially recognized at their fair value less transaction costs that are directly attributable to the issue of the financial liability and are subsequently measured at amortized cost. For further information regarding the Company’s accounting policy related to long-term loans, see Note 10
Employee benefits

Employee benefits

Vacation and recreation pay

Every employee is legally entitled to vacation and recreation benefits, which are computed on an annual basis. This entitlement is based on the term of employment. The Company charges liability and expense due to vacation and recreation pay, based on the benefits that have been accumulated for each employee.

Income taxes

Income taxes

Deferred income tax is provided using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements.

Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the financial position date and are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled. Deferred tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Share-based payments

Share-based payments

The Company operates a number of equity-settled, share-based compensation plans, under which the Company receives services from employees as consideration for equity instruments (options and restricted share units or “RSUs”) of the Company. The fair value of the employee services received in exchange for the grant of the options is recognized as an expense. The total amount to be expensed is determined by reference to the fair value of the options granted excluding the impact of any service and non-market performance vesting conditions. The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. At the date of each financial position, the Company revises its estimates of the number of options that are expected to vest based on the non-market vesting conditions. It recognizes the impact of the revision to original estimates, if any, in the consolidated statements of profit or loss, with a corresponding adjustment to equity.

Loss per share

Loss per share

Basic loss per share is calculated by dividing net loss for the year by the weighted average number of ordinary shares (including pre-funded warrants). When calculating the diluted loss per share, the Company adjusts the loss attributable to holders of ordinary shares and the weighted average number of shares in issue, to reflect the effect of all potentially dilutive ordinary shares.

Revenue recognition

Revenue recognition

The Company derives its revenues mainly from the following sources:

Software as a Service

The Company generates revenue from the sale of subscriptions to customers who access the Company’s platforms.

The Company’s subscription contracts are generally offered on a periodical basis, generally monthly, and include a fixed price. Customers do not have the ability to take possession of the software, and instead receive continuous access to the platform throughout the contract period. Therefore, these arrangements are accounted for as service contracts.

The Company’s subscription contracts are primarily charged and paid upfront and are non-cancelable.

The Company considers the terms and conditions of the contracts and the Company’s customary business practices in identifying its contracts under IFRS 15. The Company determines it has a contract with a customer when the contract has been approved by both parties, it can identify each party’s rights regarding the services to be transferred and the payment terms for the services, it has determined the customer to have the ability and intent to pay, and the contract has commercial substance. The Company applies judgment in determining the customer’s ability and intent to pay, which is based on a variety of factors, including the customer’s payment history or, in the case of a new customer, credit and financial information pertaining to the customer.

The Company’s performance obligations consist of access to its platform and related support services which are considered one performance obligation.

The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring services to the customer. Payment terms are generally upfront at the time of the transaction, except for several customers which are generally net 30 days. The Company applied the practical expedient in IFRS 15 and did not evaluate payment terms of one year or less for the existence of a significant financing component.

Revenue is recognized ratably over the term of the subscription contract generally beginning on the date that the platform is made available to a customer. Amounts that have been invoiced are recorded in trade receivables and in contract liabilities or revenue, depending on whether transfer of control to customers has occurred.

The Company applies the practical expedient in IFRS 15 for incremental costs of obtaining contracts when the associated revenues are recognized over less than one year.

Advertising

The Company generates revenues from the distribution of security and privacy products of third-party developers in various digital properties. Advertising revenue is recognized at the point in time when a user purchases a product of a customer and is considered a single performance obligation. Commencing the second half of 2023, advertising revenue is immaterial.

Management evaluates whether its revenues should be presented on a gross basis, which is the amount that a customer pays for the service, or on a net basis, which is the amount of the customer payment less amounts the Company pays to digital property owners for placing the customers’ products on their digital property, also known as “traffic acquisition costs”. Traffic acquisition costs are based on a cost-per click or cost-per impression arrangements and are charged to cost of revenue as incurred. The evaluation to present revenue on a gross versus net basis requires significant judgment. Management has determined that it acts as the principal and recognizes revenue as it relates to these transactions on a gross basis as the Company controls the service to the customer and it is the primary obligor in the transaction.

Leases

Leases

The Company’s leases include property and motor vehicle leases.

At the commencement date, the Company measures the lease liability at the present value of the lease payments that are not paid at that date, including, inter alia, the exercise price of a purchase option if the Company is reasonably certain to exercise that option. Simultaneously, the Company recognizes a right-of-use asset in the amount of the lease liability.

The discount rate applied by the Company is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment.

The lease term is the non-cancellable period for which the Company has the right to use an underlying asset, together with both the periods covered by an option to extend the lease if the Company is reasonably certain to exercise that option and periods covered by an option to terminate the lease if the Company is reasonably certain not to exercise that option.

After the commencement date, the Company measures the right-of-use asset applying the cost model, less any accumulated depreciation and any accumulated impairment losses and adjusted for any remeasurement of the lease liability. Assets are depreciated by the straight-line method over the lease period, which is 3 years for vehicles and property.

Interest on the lease liability is recognized in profit or loss in each period during the lease term in an amount that produces a constant periodic rate of interest on the remaining balance of the lease liability.

Payments associated with short-term leases are not recognized as right-of-use assets or lease liabilities but are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.

New standards and amendments adopted

New standards and amendments adopted

Disclosure of Accounting Policies – Amendment to IAS 1, “Presentation of Financial Statements”. The amendment requires entities to disclose their material rather than their significant accounting policies. The amendment defines what is material accounting policy information (being information that, when considered together with other information included in an entity’s financial statements, can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements) and explains how to identify when accounting policy information is material. It further clarifies that immaterial accounting policy information does not need to be disclosed. If it is disclosed, it should not obscure material accounting information. Accordingly, the amendment reduces the disclosure of immaterial accounting policies previously included in the Company’s consolidated financial statements.

Deferred Tax related to Assets and Liabilities arising from a Single Transaction - Amendment to IAS 12, “Income Taxes”. The amendment requires companies to recognize deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences, and will require the recognition of additional deferred tax assets and liabilities. The amendment should be applied to transactions that occur on or after the beginning of the earliest comparative period presented. In addition, entities should recognize deferred tax assets (to the extent that it is probable that they can be utilized) and deferred tax liabilities at the beginning of the earliest comparative period for all deductible and taxable temporary differences associated with right-of-use assets and lease liabilities, decommissioning, restoration and similar liabilities, and the corresponding amounts recognized as part of the cost of the related assets. The cumulative effect of recognizing these adjustments is recognized in the opening balance of retained earnings, or another component of equity, as appropriate. The amendment had no material effect on the Company’s consolidated financial statements.

New standards and amendments not yet adopted

New standards and amendments not yet adopted

Certain amendments to accounting standards have been published that are not mandatory for December 31, 2023 reporting period and have not been early adopted by the Company. These amendments are not expected to have a material effect on the Company’s consolidated financial statements